Exhibit 99.02 Schedule 1

Loan Count:	697

Fields Reviewed	Discrepancy Count	Percentage
First Payment Due Date	2	0.29%
Gross Margin	2	0.29%
Maturity Date	10	1.43%
Original Interest Rate	2	0.29%
Origination/Note Date	1	0.14%
Originator Back-End DTI	3	0.43%
Property Type	2	0.29%
The Original Principal and Interest Payment Amount	2	0.29%